Securities, at Fair Value - Residential and Mortgage Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Fair Value	[1]	$ 256,685	$ 399,999
Residential Mortgage Securities
Debt Securities, Available-for-sale [Line Items]
Principal/ Current Face		99,999	161,878
Purchase Premiums		7,466	3,022
Accretable Purchase Discounts		(55)	(8,206)
Discount Designated as Credit Reserve		(20,768)	(21,437)
Gross Amortized Cost		86,642	135,257
Gross Unrealized Gains		16,282	26,926
Gross Unrealized Losses		(10)	(1,183)
Net Unrealized Gain/(Loss)		16,272	25,743
Fair Value		102,914	161,000
RPL/NPL MBS
Debt Securities, Available-for-sale [Line Items]
Principal/ Current Face			55,000
Gross Amortized Cost			46,900
Fair Value			$ 53,900
Expected to Recover Less Than Par
Debt Securities, Available-for-sale [Line Items]
Percentage of current face amount of Non-Agency MBS to be recovered			99.00%
CRT, Fair Value Option
Debt Securities, Available-for-sale [Line Items]
Gross Unrealized Gains		1,800	$ 551
Gross Unrealized Losses		(10)	(322)
Fair Value		$ 67,500	$ 66,200

[1]	See Note 6 for information regarding the Company’s pledged assets.